Lease (Details) - USD ($)	Nov. 30, 2022	Nov. 30, 2021
Lease
Operating Lease Right-of-use Asset	$ 151,471	$ 0
Current Operating Lease Liability	165,441	$ 0
Total Lease Liability	$ 165,441